February 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                 Re: Prudential Government Securities Trust
                          1. Money Market Series
                          2. U.S. Treasury Money Market Series
                          3. Short-Intermediate Term Series
                     (File No. 2-74139)
                     -----------------------------------------


Ladies and Gentlemen:

    Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on February 4, 1997.



                                          Prudential Government Securities Trust




                                          By: /s/ S. Jane Rose
                                              ------------------------
                                              S. Jane Rose
                                              Secretary



cc: Greg Bressler